Other Financial Liabilities - Summary of Individual Identification of Unsecured Liabilities by Debtor (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	$ 83,705,578	$ 615,014,915
Other financial liabilities, Non-current	2,373,962,103	1,904,512,941
Interest-Bearing Borrowings [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	61,229,866	542,220,313
Other financial liabilities, Non-current	$ 2,368,746,913	$ 1,897,563,167
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-1 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.00%	8.00%
Nominal Annual Rate	7.87%	7.87%
Other financial liabilities, Current	$ 6,731,556	$ 5,925,358
Other financial liabilities, Non-current	204,914,920	180,244,202
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-1 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	6,731,556	5,925,358
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-1 [Member] | Two to Three Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 204,914,920
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-1 [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		$ 180,244,202
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-2 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.80%	8.80%
Nominal Annual Rate	7.33%	7.33%
Other financial liabilities, Current	$ 2,152,617	$ 1,894,811
Other financial liabilities, Non-current	69,575,684	61,106,625
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-2 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	2,152,617	1,894,811
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-2 [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 69,575,684	$ 61,106,625
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-3 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.68%	8.68%
Nominal Annual Rate	8.13%	8.13%
Other financial liabilities, Current	$ 1,363,406	$ 1,200,119
Other financial liabilities, Non-current	34,892,082	30,067,872
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-3 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	1,363,406	1,200,119
Interest-Bearing Borrowings [Member] | BNY Mellon - First issuance S-3 [Member] | More Than Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 34,892,082	$ 30,067,872
Interest-Bearing Borrowings [Member] | BNY Mellon - Single 24296 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.67%
Nominal Annual Rate		4.25%
Other financial liabilities, Current		$ 353,693,888
Interest-Bearing Borrowings [Member] | BNY Mellon - Single 24296 [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current		$ 353,693,888
Interest-Bearing Borrowings [Member] | Banco Santander - 317 Serie-H [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.17%	7.17%
Nominal Annual Rate	6.20%	6.20%
Other financial liabilities, Current	$ 8,426,502	$ 8,168,209
Other financial liabilities, Non-current	23,527,790	29,583,628
Interest-Bearing Borrowings [Member] | Banco Santander - 317 Serie-H [Member] | More than 90 Days [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	8,426,502	8,168,209
Interest-Bearing Borrowings [Member] | Banco Santander - 317 Serie-H [Member] | One to Two Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	7,990,672	7,652,187
Interest-Bearing Borrowings [Member] | Banco Santander - 317 Serie-H [Member] | Two to Three Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	7,990,672	7,652,187
Interest-Bearing Borrowings [Member] | Banco Santander - 317 Serie-H [Member] | Three to Four Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 7,546,446	7,652,187
Interest-Bearing Borrowings [Member] | Banco Santander - 317 Serie-H [Member] | Four to Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		$ 6,627,067
Interest-Bearing Borrowings [Member] | Banco Santander 522 Serie-M [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.85%	4.85%
Nominal Annual Rate	4.75%	4.75%
Other financial liabilities, Current	$ 35,288,573	$ 33,863,539
Other financial liabilities, Non-current	139,202,422	166,539,252
Interest-Bearing Borrowings [Member] | Banco Santander 522 Serie-M [Member] | More than 90 Days [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	35,288,573	33,863,539
Interest-Bearing Borrowings [Member] | Banco Santander 522 Serie-M [Member] | One to Two Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	34,924,229	33,444,839
Interest-Bearing Borrowings [Member] | Banco Santander 522 Serie-M [Member] | Two to Three Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	34,924,229	33,444,839
Interest-Bearing Borrowings [Member] | Banco Santander 522 Serie-M [Member] | Three to Four Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	34,924,229	33,444,839
Interest-Bearing Borrowings [Member] | Banco Santander 522 Serie-M [Member] | Four to Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 34,429,735	33,444,839
Interest-Bearing Borrowings [Member] | Banco Santander 522 Serie-M [Member] | More Than Five Years [Member] | Unidades de Fomento [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		$ 32,759,896
Interest-Bearing Borrowings [Member] | BNY Mellon - Single [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.24%	5.24%
Nominal Annual Rate	4.88%	4.88%
Other financial liabilities, Current	$ 2,563,809	$ 2,256,758
Other financial liabilities, Non-current	985,628,435	865,156,308
Interest-Bearing Borrowings [Member] | BNY Mellon - Single [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	2,563,809	2,256,758
Interest-Bearing Borrowings [Member] | BNY Mellon - Single [Member] | Three to Four Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	985,628,435
Interest-Bearing Borrowings [Member] | BNY Mellon - Single [Member] | Four to Five Years [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current		865,156,308
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	56,526,463	407,002,682
Other financial liabilities, Non-current	1,457,741,333	1,332,697,887
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	10,247,579	9,020,288
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Current	46,278,884	397,982,394
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	42,914,901	41,097,026
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	247,829,821	41,097,026
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	1,028,099,110	221,341,228
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	34,429,735	905,228,214
Interest-Bearing Borrowings [Member] | Unsecured Obligations With The Public [Member] | More Than Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Other financial liabilities, Non-current	$ 104,467,766	$ 123,934,393